Property, Plant and Equipment, Net and Right-of-Use Assets (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Movement in Property, Plant and Equipment Accounts and Its Related Accumulated Depreciation
The movement in property, plant and equipment accounts and its related accumulated depreciation for the year ended December 31, 2018, 2019 and 2020 is as follows:

	Land	Buildings	Machinery	Vehicles	Furniture and fixtures	Other equipment	Replacement and in— transit units	Work in progress	Total
At January 1, 2018
Cost	23,951	161,057	995,155	380,503	63,727	195,142	22,938	28,713	1,871,186
Accumulated depreciation and impairment	(273)	(48,498)	(562,333)	(198,720)	(48,832)	(146,433)	(10)	(352)	(1,005,451)

Net carrying amount	23,678	112,559	432,822	181,783	14,895	48,709	22,928	28,361	865,735

Net initial carrying amount	23,678	112,559	432,822	181,783	14,895	48,709	22,928	28,361	865,735
Additions (i)	—	13,216	11,318	9,377	2,145	14,122	5,577	27,431	83,186
Desconsolidation, net	(3,183)	(24,295)	(109,425)	(110,540)	(547)	(10,421)	—	(715)	(259,126)
Reclassifications	—	17,129	16,626	(1,415)	(1,430)	75	(10,577)	(20,408)	—
Deduction for sale of assets	—	(3,527)	(55,567)	(32,399)	(2,164)	(2,200)	(124)	—	(95,981)
Disposals, net	—	(9,723)	(2,607)	(1,418)	(292)	(461)	—	(118)	(14,619)
Depreciation charge	—	(14,257)	(67,430)	(19,391)	(3,954)	(18,068)	—	—	(123,100)
Impairment loss	—	—	(5,664)	—	—	—	—	—	(5,664)
Depreciation for sale deductions (ii)	—	1,189	37,452	14,868	1,813	1,702	—	—	57,024
Translations adjustments	(286)	3,383	(3,310)	(788)	(134)	(2,415)	—	(321)	(3,871)

Net final carrying amount	20,209	95,674	254,215	40,077	10,332	31,043	17,804	34,230	503,584

At December 31, 2018
Cost	20,482	129,482	689,845	85,349	59,643	170,622	17,814	34,582	1,207,819
Accumulated depreciation and impairment	(273)	(33,808)	(435,630)	(45,272)	(49,311)	(139,579)	(10)	(352)	(704,235)

Net carrying amount	20,209	95,674	254,215	40,077	10,332	31,043	17,804	34,230	503,584

	Land	Buildings	Machinery	Vehicles	Furniture and fixtures	Other equipment	Replacement and in-transit units	Work in progress	Total
At January 1, 2019
Cost	20,482	129,482	689,845	85,349	59,643	170,622	17,814	34,582	1,207,819
Accumulated depreciation and impairment	(273)	(33,808)	(435,630)	(45,272)	(49,311)	(139,579)	(10)	(352)	(704,235)

Net carrying amount	20,209	95,674	254,215	40,077	10,332	31,043	17,804	34,230	503,584

Net initial carrying amount	20,209	95,674	254,215	40,077	10,332	31,043	17,804	34,230	503,584
Additions (i)	290	459	23,011	866	759	9,897	7,036	39,584	81,902
Depreciation charge	—	(7,387)	(48,035)	(9,816)	(2,338)	(12,989)	(1)	—	(80,566)
Deduction for sale of assets (ii)	—	(78)	(22,885)	(9,531)	(133)	(2,789)	(9)	—	(35,425)
Depreciation for sale deductions (ii)	—	78	19,520	5,232	86	2,717	—	—	27,633
Disposals, net	—	(674)	(316)	(101)	(187)	(2,350)	—	—	(3,628)
Impairment loss	—	—	(3,155)	—	—	—	—	(15,785)	(18,940)
Transfers (iii)	(273)	(1,187)	—	—	—	—	—	(804)	(2,264)
Reclassifications	—	1,672	52,720	342	207	369	(14,217)	(41,093)	—
Translations adjustments	(525)	(647)	(3,719)	(746)	(142)	(2,527)	—	—	(8,306)

Net final carrying amount	19,701	87,910	271,356	26,323	8,584	23,371	10,613	16,132	463,990

At December 31, 2019
Cost	19,974	129,911	726,173	75,146	58,236	179,179	10,624	32,269	1,231,512
Accumulated depreciation and impairment	(273)	(42,001)	(454,817)	(48,823)	(49,652)	(155,808)	(11)	(16,137)	(767,522)

Net carrying amount	19,701	87,910	271,356	26,323	8,584	23,371	10,613	16,132	463,990

	Land	Buildings	Machinery	Vehicles	Furniture and fixtures	Other equipment	Replacement and in-transit units	Work in progress	Total
At January 1, 2020
Cost	19,974	129,911	726,173	75,146	58,236	179,179	10,624	32,269	1,231,512
Accumulated depreciation and impairment	(273)	(42,001)	(454,817)	(48,823)	(49,652)	(155,808)	(11)	(16,137)	(767,522)

Net carrying amount	19,701	87,910	271,356	26,323	8,584	23,371	10,613	16,132	463,990

Net initial carrying amount	19,701	87,910	271,356	26,323	8,584	23,371	10,613	16,132	463,990
Additions (i)	—	412	17,941	—	844	1,781	3,549	11,538	36,065
Depreciation charge	—	(7,636)	(53,220)	(4,461)	(1,344)	(11,899)	—	—	(78,560)
Deduction for sale of assets (ii)	—	(192)	(26,046)	(11,762)	(523)	(448)	—	—	(38,971)
Depreciation for sale deductions (ii)	—	58	25,293	5,836	495	428	—	—	32,110
Disposals, net	(9,895)	(2,014)	(237)	(94)	(140)	6	—	—	(12,374)
Impairment loss	—	(161)	(5,069)	(17)	33	—	—	—	(5,214)
Transfers (iii)	—	—	—	—	—	89	—	—	89
Reclassifications	—	1,404	23,745	35	—	379	(2,216)	(23,347)	—
Translations adjustments	800	1,419	3,474	864	(12)	1,769	—	20	8,334

Net final carrying amount	10,606	81,200	257,237	16,724	7,937	15,476	11,946	4,343	405,469

At December 31, 2020
Cost	10,879	132,940	750,769	64,666	52,843	156,111	11,957	20,481	1,200,646
Accumulated depreciation and impairment	(273)	(51,740)	(493,532)	(47,942)	(44,906)	(140,635)	(11)	(16,138)	(795,177)

Net carrying amount	10,606	81,200	257,237	16,724	7,937	15,476	11,946	4,343	405,469

(i)	In 2018, 2019 and 2020, additions to cost correspond to acquisitions of fixed assets made under financial leases or direct purchases.
(ii)
In 2020 the sale of fixed assets which is shown in the statement of income under the caption “other income and expenses, net” (Note 28) amounted to S/9.1 million (S/12.7 million in 2019 and S/31.9 million in 2018), generating a gain of S/2.3 million (gain of S/6.1 million in 2019 and loss of S/7.1 million in 2018).

(iii)
During 2019, a property owned by Morelco S.A.S. (subsidiary of Cumbra Peru S.A.) was transferred to investment properties to the leased to a third party. During 2020, corresponds to transfers received for software, and expenses related to UNNA ENERGIA S.A.’s well development.

Summary of Depreciation of Property, Plant and Equipment and Investment Property

Depreciation	of property, plant and equipment and investment property is distributed in the income statement as follows:

	2018	2019	2020
Cost of services and goods (Note 26)	91,249	108,066	90,146
Administrative expenses (Note 26)	6,600	4,252	8,358
(+) Depreciation discontinued operations	27,570	—	—

Total depreciation	125,419	112,318	98,504
(-) Depreciation related to investment property	(2,319)	(2,356)	(2,413)
(-) Depreciation related to right-of-use assets (Note 16.2)	—	(29,396)	(17,531)

Total depreciation of property, plant and equipment	123,100	80,566	78,560

Summary of Net Carrying Amount of Machinery and Equipment, Vehicles and Furniture and Fixtures Acquired Under Finance Lease Contracts
The net carrying amount of machinery and equipment, vehicles and furniture and fixtures acquired under finance lease contracts is broken down as follows:

		At December 31,
	2018	2019	2020
Cost of acquisition	86,881	68,553	64,623
Accumulated depreciation	(38,026)	(46,773)	(52,165)

Net carrying amount	48,855	21,780	12,458

Summary of Corporation Recognized Assets And Liabilities For Right-Of-Use
As of December 31, 2019 and 2020, the Corporation recognized assets and liabilities for right-of-use,
as shown in the following table:

	Buildings	Machinery and equipments	Vehicles	Total
At January 1, 2019
Additions	80,279	18,597	20,830	119,706
Depreciation	(13,568)	(6,899)	(8,929)	(29,396)
Translations adjustments	271	—	—	271

Net final carrying amount	66,982	11,698	11,901	90,581

At December 31, 2019
Cost	80,550	18,597	20,830	119,977
Accumulated depreciation	(13,568)	(6,899)	(8,929)	(29,396)

Net carrying amount	66,982	11,698	11,901	90,581

At January 1, 2020	66,982	11,698	11,901	90,581
Additions	6,681	876	4,518	12,075
Depreciation	(13,211)	(5,834)	1,514	(17,531)
Disposals, net	(10,463)	—	(11,078)	(21,541)
Translations adjustments	880	—	54	934

Net final carrying amount	50,869	6,740	6,909	64,518

At December 31, 2020
Cost	75,849	19,344	14,324	109,517
Accumulated depreciation	(24,980)	(12,604)	(7,415)	(44,999)

Net carrying amount	50,869	6,740	6,909	64,518

Summary of Distribution Expense For Depreciation Of Right-Of-Use Assets
The expense for depreciation of
right-of-use
assets has been distributed in the following items of the consolidated statement of income:

	2019	2020
Cost of services and goods	26,449	15,938
Administrative expenses	2,947	1,593

	29,396	17,531